Financial Instruments - Summary of Derivative Financial Instruments into Relevant Maturity Groupings (Details) - Derivative Financial Instruments - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 3,364	$ 3,121
Exchange Forward And Option Contracts
Disclosure Of Financial Instruments [Line Items]
Nominal value	3,364	3,121
Exchange Forward And Option Contracts | Not later than one month [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,601	823
Exchange Forward And Option Contracts | Later than one month and not later than three months [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,358	1,642
Exchange Forward And Option Contracts | Later than three months and not later than one year [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 405	$ 656